UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ecofin Limited
           --------------------------------------------------
Address:   15 Buckingham Street
           --------------------------------------------------
           London WC2N 6DU, United Kingdom
           --------------------------------------------------

Form 13F File Number:     028-12086
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           --------------------------------------------------
Title:     Chairman
           --------------------------------------------------
Phone:     +44 (0)20 7451 2941
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John Murray            London, United Kingdom      August 14, 2007
       ------------------------   -------------------------   ---------------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:        $1,198,984
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                     Name
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                                  TITLE OF                   VALUE     SHARES/   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                     CLASS         CUSIP     (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE


AGL RES INC                          COM        001204106    8,622     213,000   SH          Sole                 213,000
ADA ES INC                           COM        005208103    6,000     280,911   SH          Sole                 280,911
ALLEGHENY ENERGY INC                 COM        017361106   16,261     314,400   SH          Sole                 314,400
AMERICAN ELEC PWR INC                COM        025537101   39,222     871,000   SH          Sole                 871,000
CMS ENERGY CORP                      COM        125896100   62,454   3,632,000   SH          Sole               3,632,000
CHENIERE ENERGY INC                COM NEW      16411R208   83,517   2,154,000   SH          Sole               2,154,000
CHINA SUNERGY CO LTD              SPON ADR      16942X104    4,170     304,373   SH          Sole                 304,373
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601    1,542      70,200   SH          Sole                  70,200
COMVERGE INC                         COM        205859101   10,240     330,203   SH          Sole                 330,203
DPL INC                              COM        233293109   25,338     894,300   SH          Sole                 894,300
DOMINION RES INC VA NEW              COM        25746U109   17,176     199,000   SH          Sole                 199,000
DYNEGY INC NEW                      CL A        26816Q101   51,873   5,496,600   SH          Sole               5,496,600
ECHELON CORP                         COM        27874N105    4,144     265,101   SH          Sole                 265,101
EDISON INTL                          COM        281020107   32,435     576,000   SH          Sole                 576,000
ENERNOC INC                          COM        292764107    8,484     222,500   SH          Sole                 222,500
ENERGYSOUTH INC                      COM        292970100    4,086      79,931   SH          Sole                  79,931
ENTERGY CORP NEW                     COM        29364G103   72,234     673,000   SH          Sole                 673,000
EQUITABLE RES INC                    COM        294549100   10,655     215,000   SH          Sole                 215,000
EXELON CORP                          COM        30161N101   72,792   1,002,961   SH          Sole               1,002,961
FPL GROUP INC                        COM        302571104   98,423   1,727,300   SH          Sole               1,727,300
INFRASOURCE SVCS INC                 COM        45684P102    8,919     240,400   SH          Sole                 240,400
INTEGRYS ENERGY GROUP INC            COM        45822P105   11,186     220,600   SH          Sole                 220,600
ITC HLDGS CORP                       COM        465685105   85,905   2,115,947   SH          Sole               2,115,947
KINDER MORGAN MANAGEMENT LLC         SHS        49455U100    7,320     141,218   SH          Sole                 141,218
KOREA ELECTRIC PWR              SPONSORED ADR   500631106    2,573     117,500   SH          Sole                 117,500
NRG ENERGY INC                     COM NEW      629377508   53,950   1,298,000   SH          Sole               1,298,000
NRG ENERGY INC                  PFD CONV MAND   629377870   23,978      65,000   SH          Sole                  65,000
NORTHEAST UTILS                      COM        664397106   17,935     632,400   SH          Sole                 632,400
OGE ENERGY CORP                      COM        670837103    7,880     215,000   SH          Sole                 215,000
PG&E CORP                            COM        69331C108   13,939     306,000   SH          Sole                 306,000
PNM RES INC                          COM        69349H107   19,544     703,500   SH          Sole                 703,500
PPL CORP                             COM        69351T106   54,727   1,165,500   SH          Sole               1,165,500
PUBLIC SVC ENTERPRISE GROUP          COM        744573106   44,566     507,800   SH          Sole                 507,800
PUGET ENERGY INC NEW                 COM        745310102    7,472     309,000   SH          Sole                 309,000
QUANTA SVCS INC                      COM        74762E102   14,393     469,300   SH          Sole                 469,300
QUESTAR CORP                         COM        748356102   15,961     302,000   SH          Sole                 302,000
SHAW GROUP INC                       COM        820280105   15,137     327,000   SH          Sole                 327,000
SIERRA PAC RES NEW                   COM        826428104   10,977     625,400   SH          Sole                 625,400
TXU CORP                             COM        873168108   30,078     445,000   SH          Sole                 445,000
TORTOISE ENERGY INFRSTRCTR C         COM        89147L100    2,670      63,900   SH          Sole                  63,900
TRANSALTA CORP                       COM        89346D107   48,545   1,915,900   SH          Sole               1,915,900
WILLIAMS COS INC DEL                 COM        969457100   69,604   2,202,500   SH          Sole               2,202,500
XCEL ENERGY INC                      COM        98389B100    2,055     100,000   SH          Sole                 100,000

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